GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
GOING CONCERN [Abstract]
Net loss	$ 2,667,051	$ 1,673,094
Net cash used in operating activities	1,860,515	1,591,611
Accumulated deficit	$ 8,824,806	$ 6,157,755